Lease revenue - Schedule of Minimum Future Lease Payments (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Leases [Abstract]
Term of operating lease agreements	15 years
2025	$ 6,670,320
2026	6,323,695
2027	5,772,276
2028	5,184,635
2029	4,643,477
Thereafter	16,165,721
Contracted minimum future lease receivables	$ 44,760,124